Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Nov. 30, 2012
Touchstone Micro Cap Value Fund (Prospectus Summary) | Touchstone Micro Cap Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TOUCHSTONE MICRO CAP VALUE FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	The Fund's Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	The Fund's Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
$50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's prospectus on page 33 and in the section entitled "Choosing a Share Class" in the Fund's Statement of
		Additional Information on page 62.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the portfolio turnover rate
		of the Fund was 48% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses" have been restated to reflect estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets that are included in the Fund's Annual Report dated July 31, 2012, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the contractual fee waiver). Although your actual costs may be higher or lower, based on these
		assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	The Fund's Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of micro cap companies. This is a non-fundamental policy that the Fund can change upon 60 days' prior notice to shareholders. In implementing this policy the fund primarily invests in common stock of micro cap companies.
Micro cap companies are those companies contained within the Russell Microcap®
Value Index, or companies with similar size characteristics at the time of initial purchase. As of October 31, 2012, the market capitalization of companies included in the Russell Microcap Value Index ranged from $11 million to $837 million. As of October 31, 2012, the average market capitalization for companies contained within the Russell Microcap Value Index was approximately
$310 million and the median market capitalization was approximately $162 million. The size of the companies in the Russell Microcap Value Index will change with market conditions.

The Fund seeks to provide broad exposure to micro-cap domestic equities and seeks to outperform the Russell Microcap Value Index over a long-term investment horizon. The Fund's sub-advisor, Fifth Third Asset Management, Inc. ("FTAM"), seeks to invest in companies that it considers to be "statistically cheap"
(based on factors which may include, for example, low ratio of price to earnings, price to cash flow, price to book value, and price to sales). FTAM also looks for companies that it believes are undervalued relative to their earning power and long term earnings growth prospects, adjusted for risk. FTAM may filter out less attractive companies by analyzing cash flows, evaluating financial strength, performing normalized earnings analysis, and reviewing purchase and sale activity in company shares by company executives. FTAM may also filter out companies that it believes are less attractive through fundamental analysis, which may include a review of assets, earnings, sales, products, markets, and management, among other indicators. Ideally, after filtering out companies that do not meet FTAM's criteria above, FTAM looks for companies that it believes have a positive catalyst (e.g., new products, management changes, acquisition, etc.).

FTAM also utilizes a strict sell discipline and may consider selling a security when it becomes fully valued or less attractive; one of the Fund's holdings has performed well and reached or approached FTAM's price target; a company fails to pass FTAM's investment screens; or there is deterioration in a company's fundamentals, management or financial reporting.

FTAM will look to manage risk through several strategies, which will typically include maintaining minimum and maximum sector weightings relative to the
Russell Microcap Value Index; monitoring risk statistics relative to the Russell
		Microcap Value Index; and monitoring trade volume.
Risk [Heading]	rr_RiskHeading	The Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund's share price will fluctuate. You could lose money on your investment in the Fund, and the Fund could also return less than other investments. The
Fund is subject to the principal risks listed below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may suffer a decline in response to such developments which could result in a decline in the value of the Fund's shares.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value, or market trends affecting a particular security, issuer, industry, or sector or about market movements is incorrect.

Micro-Cap Risk: Micro-capitalization companies are substantially riskier than investments in larger, more established companies. The stocks of micro-capitalization companies are less stable in price and less liquid than the stocks of larger companies.

Value Investing Risk: A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated or experiences a decline in value.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and
		risks under the "Investment Strategies and Risks" section of the Fund's Prospectus.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, and the Fund could also return less than other investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Performance	[1],[2]
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years, and 10 years compare with the Russell 2000® Value
Index and Russell Microcap® Value Index. The bar chart does not reflect any sales charges, which would reduce your return. Past performance (before and after taxes)
does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or
		by calling 1.800.543.0407.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years, and 10 years compare with the Russell 2000® Value Index and Russell Microcap® Value Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Touchstone Micro Cap Value Fund -- Class A shares Total Return as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 2nd Quarter 2009 +32.54% Worst Quarter: 4th Quarter 2008 -27.89% The year-to-date return for the Fund's Class A shares as of October 31, 2012 is 10.12%.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-deferred account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.

Class A and Class C shares began operations on August 13, 2001, and Class Y
		shares began operations on February 1, 1998.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2011
Touchstone Micro Cap Value Fund (Prospectus Summary) | Touchstone Micro Cap Value Fund | Russell 2000® Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(5.50%)
5 Years	rr_AverageAnnualReturnYear05	(1.87%)
10 Years	rr_AverageAnnualReturnYear10	6.40%
Touchstone Micro Cap Value Fund (Prospectus Summary) | Touchstone Micro Cap Value Fund | Russell Microcap® Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Microcap® Value Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(10.33%)
5 Years	rr_AverageAnnualReturnYear05	(5.23%)
10 Years	rr_AverageAnnualReturnYear10	5.99%
Touchstone Micro Cap Value Fund (Prospectus Summary) | Touchstone Micro Cap Value Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales (Load) (as a % of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.76%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.03%	[4]
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[5]
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.62%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-11-29
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	730
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,138
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,570
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,767
Annual Return 2002	rr_AnnualReturn2002	0.08%
Annual Return 2003	rr_AnnualReturn2003	69.16%
Annual Return 2004	rr_AnnualReturn2004	22.97%
Annual Return 2005	rr_AnnualReturn2005	(0.60%)
Annual Return 2006	rr_AnnualReturn2006	12.43%
Annual Return 2007	rr_AnnualReturn2007	(9.90%)
Annual Return 2008	rr_AnnualReturn2008	(30.69%)
Annual Return 2009	rr_AnnualReturn2009	33.88%
Annual Return 2010	rr_AnnualReturn2010	30.18%
Annual Return 2011	rr_AnnualReturn2011	(5.15%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Oct. 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.12%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.89%)
Label	rr_AverageAnnualReturnLabel	Class A Shares Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(9.80%)
5 Years	rr_AverageAnnualReturnYear05	(0.39%)
10 Years	rr_AverageAnnualReturnYear10	8.61%
Touchstone Micro Cap Value Fund (Prospectus Summary) | Touchstone Micro Cap Value Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Shares Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(9.80%)
5 Years	rr_AverageAnnualReturnYear05	(1.76%)
10 Years	rr_AverageAnnualReturnYear10	6.65%
Touchstone Micro Cap Value Fund (Prospectus Summary) | Touchstone Micro Cap Value Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Shares Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(6.37%)
5 Years	rr_AverageAnnualReturnYear05	(0.55%)
10 Years	rr_AverageAnnualReturnYear10	7.26%
Touchstone Micro Cap Value Fund (Prospectus Summary) | Touchstone Micro Cap Value Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales (Load) (as a % of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.76%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.78%	[4]
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[5]
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	2.37%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-11-29
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	340
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	823
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,433
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,079
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	240
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	823
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,433
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,079
Label	rr_AverageAnnualReturnLabel	Class C Shares Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(6.04%)
5 Years	rr_AverageAnnualReturnYear05	(0.18%)
10 Years	rr_AverageAnnualReturnYear10	8.41%
Touchstone Micro Cap Value Fund (Prospectus Summary) | Touchstone Micro Cap Value Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales (Load) (as a % of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.76%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.78%	[4]
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[5]
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.37%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-11-29
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	139
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	520
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	926
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,061
Label	rr_AverageAnnualReturnLabel	Class Y Shares Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(4.99%)
5 Years	rr_AverageAnnualReturnYear05	0.87%
10 Years	rr_AverageAnnualReturnYear10	9.41%
Touchstone Micro Cap Value Fund (Prospectus Summary) | Touchstone Micro Cap Value Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales (Load) (as a % of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%	[4]
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[5]
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.27%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-11-29
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	129
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	430
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	753
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,668

[1]	Before the Fund commenced operations, all of the assets and liabilities of the Fifth Third Micro Cap Value Fund (the "Predecessor Fund") were transferred to the Fund in a tax-free reorganization (the "Reorganization"). The Reorganization occurred on September 10, 2012. As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund prior to the date of the Reorganization. Financial and performance information prior to September 10, 2012 included in the Fund's prospectus is that of the Predecessor Fund. For more information on the prior history of the Fund, please see the section entitled "The Trust" in the Fund's Statement of Additional Information.
[2]	Institutional shares commenced operations on September 10, 2012. Institutional shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Classes have different expenses.
[3]	"Other Expenses" have been restated to reflect estimated amounts for the current fiscal year.
[4]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets that are included in the Fund's Annual Report dated July 31, 2012, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[5]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.60%, 2.35%, 1.35% and 1.25% for Class A shares, Class C shares, Class Y shares, and Institutional shares, respectively. This expense limitation will remain in effect until at least November 29, 2013, but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's prospectus for more information.